Leases (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2023	$ 5,563
2024	4,884
2025	3,999
2026	2,982
2027	2,878
Thereafter	8,094
Total operating lease payments	28,400
Less - imputed interest	(2,376)
Present value of future lease payments	$ 26,024